Condensed Statement of Shareholders' Equity (USD $)	Common Stock	Excess of par	Deficit accumulated during development stage	Total
Balance at Jan. 28, 2009
Sale of common shares to founder for cash on May 29, 2009	$ 1,200	$ 800		$ 2,000
Net loss			(3,911)
Balance at Aug. 31, 2009	1,200	800	(3,911)	(1,911)
Balance - Shares at Aug. 31, 2009	12,000,000
Net loss			(9,117)
Balance at Aug. 31, 2010	1,200	800	(13,027)	(11,027)
Balance - Shares at Aug. 31, 2010	12,000,000
Net loss			(11,818)	(11,818)
Balance at Aug. 31, 2011	1,200	800	(24,845)	(22,845)
Balance - Shares at Aug. 31, 2011	12,000,000
Net loss			(10,682)	(10,682)
Balance at Aug. 31, 2012	$ 1,200	$ 800	$ (35,527)	$ (33,527)
Balance - Shares at Aug. 31, 2012	12,000,000